CONCENTRATION	12 Months Ended
Dec. 31, 2011
CONCENTRATION

NOTE 3 – CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2011		2010		2009

Major customers with revenues of more than 10% of the Company’s sales
Company A (3rd Party)	$29,905,914	25%	$37,685,302	32%	$17,687,139	17%
Company B (3rd party)	18,024,885	15%	21,213,241	18%	-	-
Company C (Related Party)	-	-	14,701,440	13%	54,353,402	54%
Total Revenues	$47,930,799	40%	$73,599,982	63%	$72,040,541	71%

	Year ended December 31,
	2011		2010		2009

Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3rd Party)	$11,261,250	17%	$50,156,639	49%	$-	-
Company Y (3rd Party)	15,225,509	22%	25,665,687	25%	8,819,740	10%
Company Z (3rd Party)	27,622,232	41%	15,397,496	15%	38,323,833	46%
Company U (3rd Party)	9,045,436	13%	-	-	-	-
Company V (3rd Party)	-	-	-	-	8,929,441	11%
Company W (3rd Party)	-	-	-	-	18,548,414	22%
Total Purchase	$63,154,427	93%	$91,219,822	89%	$74,621,428	89%

Accounts receivable related to the Company’s major customers comprised 45% and 20% of all accounts receivable as of December 31, 2011 and 2010, respectively.

Accounts payable related to the Company’s major suppliers comprised nil and 81% of all accounts payable as of December 31, 2011 and 2010, respectively.